Repurchase of common stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Repurchase of common stock
20. Repurchase of common stock

On
August 31, 2017, the Company announced that the board of directors had terminated the previous share repurchase plan and approved a new share repurchase plan (the “New Plan”), which authorizes the Company to repurchase up to $25 million of shares of its common stock through to August 31, 2020. The Company may repurchase these shares in the open market or in privately negotiated transactions, at times and prices that are considered to be appropriate by the Company, but the Company is not obligated under the terms of the New Plan to repurchase any shares, and at any time the Company may suspend, delay or discontinue the New Plan.

During
the year ended December 31, 2017, the Company repurchased 1,435,654 common shares at a weighted-average price of approximately $7.72 per share for a total of approximately $11.1 million from GA Holdings LLC, formerly the Company’s largest shareholder. The repurchase was conducted outside of the New Plan.

During
the year ended December 31, 2018, no shares were repurchased.